Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Other assets abstract
Schedule of other non current and current assets

	2019			2018
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Guarantees and deposits given	1,100	9	1,109	2,208	11	2,219
Prepayments and accrued income	10	13,415	13,425	16	3,672	3,688
Biological assets	—	—	—	7,790	—	7,790
Other assets	487	10,252	10,739	472	5,130	5,602
Total	1,597	23,676	25,273	10,486	8,813	19,299